UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2014

MFS® GROWTH FUND

MEG-SEM

MFS® GROWTH FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	2.7%
Google, Inc., “C”	2.4%
Visa, Inc., “A”	2.3%
Danaher Corp.	2.2%
Thermo Fisher Scientific, Inc.	2.1%
Priceline Group, Inc.	2.0%
American Tower Corp., REIT	2.0%
Biogen Idec, Inc.	1.9%
Precision Castparts Corp.	1.9%
Monsanto Co.	1.8%

Equity sectors
Technology	17.7%
Health Care	16.8%
Leisure	11.8%
Retailing	9.6%
Financial Services	9.0%
Industrial Goods & Services	8.1%
Consumer Staples	5.9%
Special Products & Services	5.8%
Energy	5.0%
Basic Materials	2.4%
Utilities & Communications	2.0%
Autos & Housing	1.3%
Transportation	1.1%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2013 through May 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2013 through May 31, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Expenses Paid During Period (p) 12/01/13-5/31/14
A	Actual	0.97%	$1,000.00	$1,053.98	$4.97
	Hypothetical (h)	0.97%	$1,000.00	$1,020.09	$4.89
B	Actual	1.73%	$1,000.00	$1,050.08	$8.84
	Hypothetical (h)	1.73%	$1,000.00	$1,016.31	$8.70
C	Actual	1.73%	$1,000.00	$1,050.04	$8.84
	Hypothetical (h)	1.73%	$1,000.00	$1,016.31	$8.70
I	Actual	0.73%	$1,000.00	$1,055.48	$3.74
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
R1	Actual	1.73%	$1,000.00	$1,050.26	$8.84
	Hypothetical (h)	1.73%	$1,000.00	$1,016.31	$8.70
R2	Actual	1.23%	$1,000.00	$1,052.77	$6.29
	Hypothetical (h)	1.23%	$1,000.00	$1,018.80	$6.19
R3	Actual	0.98%	$1,000.00	$1,054.04	$5.02
	Hypothetical (h)	0.98%	$1,000.00	$1,020.04	$4.94
R4	Actual	0.73%	$1,000.00	$1,055.40	$3.74
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
R5	Actual	0.66%	$1,000.00	$1,055.82	$3.38
	Hypothetical (h)	0.66%	$1,000.00	$1,021.64	$3.33

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.96%, $4.92 and $4.84 for Class A, 1.72%, $8.79 and $8.65 for Class B, 1.72%, $8.79 and $8.65 for Class C, 0.72%, $3.69 and $3.63 for Class I, 1.72%, $8.79 and $8.65 for Class R1, 1.22%, $6.24 and $6.14 for Class R2, 0.97%, $4.97 and $4.89 for Class R3, 0.72%, $3.69 and $3.63 for Class R4, and 0.65%, $3.33 and $3.28 for Class R5. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.5%
Issuer	Shares/Par	Value ($)

Aerospace - 3.5%
BE Aerospace, Inc. (a)	530,660	$51,341,354
Honeywell International, Inc.	1,229,890	114,564,254
Precision Castparts Corp.	800,838	202,595,997

		$368,501,605
Alcoholic Beverages - 1.5%
Constellation Brands, Inc., “A” (a)	599,440	$50,430,887
Diageo PLC	1,960,324	63,056,327
Pernod Ricard S.A.	360,946	44,257,517

		$157,744,731
Apparel Manufacturers - 3.6%
LVMH Moet Hennessy Louis Vuitton S.A.	358,462	$71,316,639
Michael Kors Holdings Ltd. (a)	639,720	60,376,774
NIKE, Inc., “B”	888,408	68,327,459
PVH Corp.	391,734	51,563,946
VF Corp.	2,162,117	136,256,613

		$387,841,431
Automotive - 0.3%
BorgWarner Transmission Systems, Inc.	564,190	$35,481,909

Biotechnology - 6.4%
Alexion Pharmaceuticals, Inc. (a)	877,830	$146,000,686
Biogen Idec, Inc. (a)	646,036	206,324,517
Celgene Corp. (a)	468,974	71,767,091
Gilead Sciences, Inc. (a)	1,587,590	128,928,184
Illumina, Inc. (a)	75,140	11,890,905
Isis Pharmaceuticals, Inc. (a)	291,540	8,518,799
Puma Biotechnology, Inc (a)	158,660	12,126,384
Regeneron Pharmaceuticals, Inc. (a)	314,982	96,686,875

		$682,243,441
Broadcasting - 5.4%
Discovery Communications, Inc., “A” (a)	977,260	$75,209,930
Time Warner, Inc.	1,300,660	90,825,088
Twenty-First Century Fox, Inc.	5,237,720	185,467,665
Viacom, Inc., “B”	894,870	76,359,257
Walt Disney Co.	1,750,950	147,097,310

		$574,959,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 2.8%
Affiliated Managers Group, Inc. (a)	385,716	$72,746,038
BlackRock, Inc.	164,764	50,236,544
IntercontinentalExchange Group, Inc.	887,018	174,210,335

		$297,192,917
Business Services - 3.0%
Cognizant Technology Solutions Corp., “A” (a)	3,680,558	$178,911,924
FleetCor Technologies, Inc. (a)	701,070	88,622,259
Verisk Analytics, Inc., “A” (a)	940,560	55,671,746

		$323,205,929
Cable TV - 1.5%
Comcast Corp., “Special A”	3,106,721	$161,052,417

Chemicals - 1.8%
Monsanto Co.	1,618,819	$197,253,095

Computer Software - 3.5%
Autodesk, Inc. (a)	637,320	$33,376,448
Citrix Systems, Inc. (a)	539,954	33,460,949
Oracle Corp.	3,396,006	142,700,172
PTC, Inc. (a)	762,750	28,069,200
Salesforce.com, Inc. (a)	2,096,853	110,357,373
VMware, Inc., “A” (a)	233,690	22,551,085

		$370,515,227
Computer Software - Systems - 3.0%
Apple, Inc.	195,646	$123,843,918
EMC Corp.	7,323,951	194,524,139

		$318,368,057
Conglomerates - 0.8%
Roper Industries, Inc.	569,795	$80,728,556

Construction - 1.0%
Sherwin-Williams Co.	501,352	$102,581,633

Consumer Products - 1.3%
Colgate-Palmolive Co.	1,278,818	$87,471,151
Estee Lauder Cos., Inc., “A”	670,062	51,340,150

		$138,811,301
Consumer Services - 2.0%
Priceline Group, Inc. (a)	170,503	$218,010,251

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 3.2%
AMETEK, Inc.	2,049,330	$108,778,436
Danaher Corp.	2,970,015	232,938,276

		$341,716,712
Electronics - 1.2%
Altera Corp.	2,835,660	$93,945,416
Linear Technology Corp.	654,800	30,225,568

		$124,170,984
Energy - Independent - 3.7%
Anadarko Petroleum Corp.	995,240	$102,370,386
Antero Resources Corp. (a)	259,270	15,945,105
Cabot Oil & Gas Corp.	1,388,560	50,321,414
Noble Energy, Inc.	1,255,658	90,495,272
Pioneer Natural Resources Co.	647,305	136,037,619

		$395,169,796
Food & Beverages - 2.2%
Groupe Danone	626,519	$46,656,171
Mead Johnson Nutrition Co., “A”	829,731	74,236,033
Mondelez International, Inc.	3,159,750	118,869,795

		$239,761,999
Food & Drug Stores - 0.8%
CVS Caremark Corp.	1,126,720	$88,244,710

Gaming & Lodging - 3.6%
Las Vegas Sands Corp.	1,569,450	$120,094,314
Marriott International, Inc., “A”	1,595,090	98,289,446
Wynn Resorts Ltd.	783,779	168,488,972

		$386,872,732
General Merchandise - 0.8%
Costco Wholesale Corp.	756,094	$87,722,026

Insurance - 0.3%
MetLife, Inc.	619,380	$31,545,023

Internet - 8.4%
eBay, Inc. (a)	1,727,000	$87,610,710
Facebook, Inc., “A “ (a)	2,863,360	181,250,688
Google, Inc., “A” (a)	498,044	284,706,853
Google, Inc., “C” (a)	448,463	251,578,774
LinkedIn Corp., “A” (a)	421,962	67,551,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - continued
Yahoo!, Inc. (a)	815,720	$28,264,698

		$900,963,620
Machinery & Tools - 1.5%
Colfax Corp. (a)	751,630	$54,711,148
Cummins, Inc.	509,189	77,870,274
Joy Global, Inc. (l)	483,248	27,617,623

		$160,199,045
Major Banks - 0.5%
Morgan Stanley	1,718,530	$53,033,836

Medical & Health Technology & Services - 1.8%
Cerner Corp. (a)	1,017,760	$55,009,928
Express Scripts Holding Co. (a)	1,929,239	137,882,711

		$192,892,639
Medical Equipment - 3.9%
C.R. Bard, Inc.	210,306	$31,106,360
Cooper Cos., Inc.	256,157	33,049,376
Covidien PLC	1,774,148	129,707,960
Thermo Fisher Scientific, Inc.	1,899,907	222,118,127

		$415,981,823
Network & Telecom - 1.6%
Qualcomm, Inc.	2,118,939	$170,468,643

Oil Services - 1.3%
Halliburton Co.	823,150	$53,208,416
Schlumberger Ltd.	813,590	84,645,904

		$137,854,320
Other Banks & Diversified Financials - 5.4%
American Express Co.	1,493,230	$136,630,545
MasterCard, Inc., “A”	2,495,185	190,756,893
Visa, Inc., “A”	1,157,607	248,688,712

		$576,076,150
Pharmaceuticals - 4.7%
Actavis PLC (a)	797,350	$168,671,419
Bristol-Myers Squibb Co.	2,697,290	134,163,205
Forest Laboratories, Inc. (a)	167,540	15,879,441
Perrigo Co. PLC	511,649	70,709,892
Valeant Pharmaceuticals International, Inc. (a)	549,880	72,149,755

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Zoetis, Inc.	1,183,840	$36,343,888

		$497,917,600
Railroad & Shipping - 1.1%
Kansas City Southern Co.	335,223	$36,043,177
Union Pacific Corp.	419,476	83,588,983

		$119,632,160
Restaurants - 1.3%
Starbucks Corp.	1,032,660	$75,632,018
YUM! Brands, Inc.	800,362	61,875,986

		$137,508,004
Specialty Chemicals - 0.6%
Airgas, Inc.	565,210	$60,093,127

Specialty Stores - 4.3%
Amazon.com, Inc. (a)	323,649	$101,156,495
AutoZone, Inc. (a)	94,302	50,215,815
Ross Stores, Inc.	1,895,854	129,771,206
Tiffany & Co.	636,150	63,239,672
TJX Cos., Inc.	1,236,930	67,350,839
Tractor Supply Co.	608,607	39,571,627
Urban Outfitters, Inc. (a)	297,920	9,986,278

		$461,291,932
Telecommunications - Wireless - 2.0%
American Tower Corp., REIT	2,416,964	$216,632,483

Tobacco - 0.9%
Philip Morris International, Inc.	1,072,190	$94,931,703
Total Common Stocks (Identified Cost, $7,100,425,821)		$10,305,172,817

Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	326,684,399	$326,684,399

Collateral for Securities Loaned - 0.2%
JPMorgan Prime Money Market Fund, 0.05%, at Cost and Net Asset Value (j)	17,481,100	$17,481,100
Total Investments (Identified Cost, $7,444,591,320)		$10,649,338,316

Portfolio of Investments (unaudited) – continued

When-Issued Equity Sale - 0.0%
Issuer	Shares/Par	Value ($)

Broadcasting - 0.0%
Time, Inc. (Proceeds, $2,522,768) (a)	(117,781)	$(2,532,281)

Other Assets, Less Liabilities - 0.2%		27,330,418
Net Assets - 100.0%		$10,674,136,453

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $7,117,906,921)	$10,322,653,917
Underlying affiliated funds, at cost and value	326,684,399
Total investments, at value, including $16,790,670 of securities on loan (identified cost, $7,444,591,320)	$10,649,338,316
Receivables for
When-issued equity sale	2,522,768
Fund shares sold	63,052,423
Interest and dividends	4,674,225
Other assets	29,393
Total assets	$10,719,617,125
Liabilities
Payables for
Distributions	$1,787,342
When-issued equity sale, at value	2,532,281
Investments purchased	2,387,999
Fund shares reacquired	16,396,551
Collateral for securities loaned, at value	17,481,100
Payable to affiliates
Investment adviser	476,016
Shareholder servicing costs	4,120,843
Distribution and service fees	127,757
Payable for independent Trustees’ compensation	20,764
Accrued expenses and other liabilities	150,019
Total liabilities	$45,480,672
Net assets	$10,674,136,453
Net assets consist of
Paid-in capital	$7,430,014,985
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,204,715,374
Accumulated net realized gain (loss) on investments and foreign currency	42,569,165
Accumulated distributions in excess of net investment income	(3,163,071)
Net assets	$10,674,136,453
Shares of beneficial interest outstanding	159,493,049

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,084,518,160	61,655,164	$66.25
Class B	143,693,592	2,535,039	56.68
Class C	416,032,916	7,387,800	56.31
Class I	2,702,930,724	39,030,550	69.25
Class R1	14,777,803	261,602	56.49
Class R2	163,132,102	2,560,810	63.70
Class R3	420,095,398	6,367,488	65.98
Class R4	805,436,691	11,915,339	67.60
Class R5	1,923,519,067	27,779,257	69.24

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $70.29 [100 / 94.25 x $66.25]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$41,073,671
Interest	214,959
Dividends from underlying affiliated funds	131,228
Foreign taxes withheld	(331,825)
Total investment income	$41,088,033
Expenses
Management fee	$31,086,488
Distribution and service fees	8,469,373
Shareholder servicing costs	5,264,429
Administrative services fee	235,821
Independent Trustees’ compensation	54,229
Custodian fee	115,207
Shareholder communications	208,290
Audit and tax fees	30,922
Legal fees	36,306
Miscellaneous	277,440
Total expenses	$45,778,505
Fees paid indirectly	(28)
Reduction of expenses by investment adviser and distributor	(1,587,004)
Net expenses	$44,191,473
Net investment loss	$(3,103,440)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$215,397,270
Foreign currency	(7,989)
Net realized gain (loss) on investments and foreign currency	$215,389,281
Change in unrealized appreciation (depreciation)
Investments	$314,640,810
Translation of assets and liabilities in foreign currencies	(21,743)
Net unrealized gain (loss) on investments and foreign currency translation	$314,619,067
Net realized and unrealized gain (loss) on investments and foreign currency	$530,008,348
Change in net assets from operations	$526,904,908

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/14	Year ended 11/30/13
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$(3,103,440)	$8,483,575
Net realized gain (loss) on investments and foreign currency	215,389,281	330,431,069
Net unrealized gain (loss) on investments and foreign currency translation	314,619,067	1,750,151,287
Change in net assets from operations	$526,904,908	$2,089,065,931
Distributions declared to shareholders
From net investment income	$(5,610,021)	$—
From net realized gain on investments	(167,691,849)	—
Total distributions declared to shareholders	$(173,301,870)	$—
Change in net assets from fund share transactions	$1,030,713,935	$1,466,890,369
Total change in net assets	$1,384,316,973	$3,555,956,300
Net assets
At beginning of period	9,289,819,480	5,733,863,180
At end of period (including accumulated distributions in excess of net investment income of $3,163,071 and undistributed net investment income of $5,550,390, respectively)	$10,674,136,453	$9,289,819,480

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
Class A			2013	2012	2011		2010	2009

Net asset value, beginning of period	$63.99		$48.38	$42.43	$39.61		$35.08	$25.99
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05	)(l)	$0.03	$(0.05)	$(0.00	)(w)	$(0.08)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	3.46		15.58	6.00	2.82		4.61	9.16
Total from investment operations	$3.41		$15.61	$5.95	$2.82		$4.53	$9.09
Less distributions declared to shareholders
From net realized gain on investments	$(1.15)		$—	$—	$—		$—	$—
Net asset value, end of period (x)	$66.25		$63.99	$48.38	$42.43		$39.61	$35.08
Total return (%) (r)(s)(t)(x)	5.41	(n)	32.27	14.02	7.12		12.91	34.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.05	1.11	1.21		1.30	1.39
Expenses after expense reductions (f)	0.97	(a)	1.04	1.10	1.09		1.15	1.24
Net investment income (loss)	(0.15	)(a)(l)	0.05	(0.11)	(0.00	)(w)	(0.21)	(0.25)
Portfolio turnover	14	(n)	32	50	80		103	108
Net assets at end of period (000 omitted)	$4,084,518		$3,755,552	$2,647,251	$2,269,089		$1,662,038	$1,556,478

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$55.12		$41.98	$37.10	$34.89	$31.13	$23.24
Income (loss) from investment operations
Net investment loss (d)	$(0.25	)(l)	$(0.33)	$(0.35)	$(0.27)	$(0.31)	$(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	2.96		13.47	5.23	2.48	4.07	8.14
Total from investment operations	$2.71		$13.14	$4.88	$2.21	$3.76	$7.89
Less distributions declared to shareholders
From net realized gain on investments	$(1.15)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$56.68		$55.12	$41.98	$37.10	$34.89	$31.13
Total return (%) (r)(s)(t)(x)	5.01	(n)	31.30	13.15	6.33	12.08	33.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.80	1.86	1.96	2.05	2.15
Expenses after expense reductions (f)	1.73	(a)	1.79	1.84	1.84	1.90	2.00
Net investment loss	(0.91	)(a)(l)	(0.68)	(0.86)	(0.74)	(0.96)	(0.99)
Portfolio turnover	14	(n)	32	50	80	103	108
Net assets at end of period (000 omitted)	$143,694		$149,880	$135,197	$147,690	$126,226	$156,809

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$54.77		$41.72	$36.86	$34.67	$30.94	$23.10
Income (loss) from investment operations
Net investment loss (d)	$(0.25	)(l)	$(0.34)	$(0.34)	$(0.28)	$(0.31)	$(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	2.94		13.39	5.20	2.47	4.04	8.09
Total from investment operations	$2.69		$13.05	$4.86	$2.19	$3.73	$7.84
Less distributions declared to shareholders
From net realized gain on investments	$(1.15)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$56.31		$54.77	$41.72	$36.86	$34.67	$30.94
Total return (%) (r)(s)(t)(x)	5.00	(n)	31.28	13.19	6.32	12.06	33.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.80	1.86	1.96	2.05	2.14
Expenses after expense reductions (f)	1.73	(a)	1.79	1.85	1.84	1.90	1.99
Net investment loss	(0.91	)(a)(l)	(0.72)	(0.85)	(0.75)	(0.96)	(1.00)
Portfolio turnover	14	(n)	32	50	80	103	108
Net assets at end of period (000 omitted)	$416,033		$349,813	$212,919	$167,878	$106,161	$96,581

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$66.83		$50.40	$44.11	$41.07	$36.27	$26.81
Income (loss) from investment operations
Net investment income (d)	$0.03	(l)	$0.15	$0.07	$0.10	$0.01	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	3.61		16.28	6.22	2.94	4.79	9.46
Total from investment operations	$3.64		$16.43	$6.29	$3.04	$4.80	$9.46
Less distributions declared to shareholders
From net investment income	$(0.07)		$—	$—	$—	$—	$—
From net realized gain on investments	(1.15)		—	—	—	—	—
Total distributions declared to shareholders	$(1.22)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$69.25		$66.83	$50.40	$44.11	$41.07	$36.27
Total return (%) (r)(s)(x)	5.53	(n)	32.60	14.26	7.40	13.23	35.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.80	0.86	0.91	1.05	1.14
Expenses after expense reductions (f)	0.73	(a)	0.79	0.84	0.82	0.90	0.99
Net investment income	0.09	(a)(l)	0.25	0.15	0.23	0.04	(0.00	)(w)
Portfolio turnover	14	(n)	32	50	80	103	108
Net assets at end of period (000 omitted)	$2,702,931		$2,100,936	$883,450	$965,273	$108,419	$82,183

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
Class R1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$54.93		$41.85	$36.98	$34.78	$31.03	$23.17
Income (loss) from investment operations
Net investment loss (d)	$(0.25	)(l)	$(0.32)	$(0.34)	$(0.28)	$(0.31)	$(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	2.96		13.40	5.21	2.48	4.06	8.11
Total from investment operations	$2.71		$13.08	$4.87	$2.20	$3.75	$7.86
Less distributions declared to shareholders
From net realized gain on investments	$(1.15)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$56.49		$54.93	$41.85	$36.98	$34.78	$31.03
Total return (%) (r)(s)(x)	5.03	(n)	31.25	13.17	6.33	12.09	33.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.80	1.86	1.95	2.05	2.14
Expenses after expense reductions (f)	1.73	(a)	1.79	1.85	1.84	1.90	1.99
Net investment loss	(0.91	)(a)(l)	(0.68)	(0.86)	(0.76)	(0.96)	(1.00)
Portfolio turnover	14	(n)	32	50	80	103	108
Net assets at end of period (000 omitted)	$14,778		$13,451	$12,146	$10,291	$5,894	$5,392

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
Class R2			2013	2012	2011	2010	2009

Net asset value, beginning of period	$61.65		$46.73	$41.08	$38.46	$34.14	$25.36
Income (loss) from investment operations
Net investment loss (d)	$(0.13	)(l)	$(0.11)	$(0.16)	$(0.10)	$(0.17)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	3.33		15.03	5.81	2.72	4.49	8.92
Total from investment operations	$3.20		$14.92	$5.65	$2.62	$4.32	$8.78
Less distributions declared to shareholders
From net realized gain on investments	$(1.15)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$63.70		$61.65	$46.73	$41.08	$38.46	$34.14
Total return (%) (r)(s)(x)	5.28	(n)	31.93	13.75	6.81	12.65	34.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.30	1.36	1.44	1.55	1.64
Expenses after expense reductions (f)	1.23	(a)	1.29	1.35	1.33	1.40	1.49
Net investment loss	(0.41	)(a)(l)	(0.20)	(0.36)	(0.26)	(0.47)	(0.50)
Portfolio turnover	14	(n)	32	50	80	103	108
Net assets at end of period (000 omitted)	$163,132		$161,937	$124,942	$103,764	$42,889	$30,378

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$63.73		$48.18	$42.25	$39.45	$34.92	$25.88
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05	)(l)	$0.02	$(0.04)	$(0.02)	$(0.08)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	3.45		15.53	5.97	2.82	4.61	9.11
Total from investment operations	$3.40		$15.55	$5.93	$2.80	$4.53	$9.04
Less distributions declared to shareholders
From net realized gain on investments	$(1.15)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$65.98		$63.73	$48.18	$42.25	$39.45	$34.92
Total return (%) (r)(s)(x)	5.42	(n)	32.27	14.04	7.10	12.97	34.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.05	1.11	1.20	1.30	1.38
Expenses after expense reductions (f)	0.98	(a)	1.02	1.10	1.09	1.15	1.23
Net investment income (loss)	(0.16	)(a)(l)	0.04	(0.08)	(0.04)	(0.22)	(0.26)
Portfolio turnover	14	(n)	32	50	80	103	108
Net assets at end of period (000 omitted)	$420,095		$340,673	$181,189	$83,479	$30,767	$13,572

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$65.26		$49.22	$43.05	$40.10	$35.42	$26.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	(l)	$0.16	$0.08	$0.10	$0.01	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	3.53		15.88	6.09	2.85	4.67	9.28
Total from investment operations	$3.56		$16.04	$6.17	$2.95	$4.68	$9.24
Less distributions declared to shareholders
From net investment income	$(0.07)		$—	$—	$—	$—	$—
From net realized gain on investments	(1.15)		—	—	—	—	—
Total distributions declared to shareholders	$(1.22)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$67.60		$65.26	$49.22	$43.05	$40.10	$35.42
Total return (%) (r)(s)(x)	5.54	(n)	32.59	14.33	7.36	13.21	35.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.80	0.86	0.96	1.05	1.07
Expenses after expense reductions (f)	0.73	(a)	0.79	0.85	0.84	0.90	0.92
Net investment income (loss)	0.10	(a)(l)	0.29	0.17	0.23	0.04	(0.13)
Portfolio turnover	14	(n)	32	50	80	103	108
Net assets at end of period (000 omitted)	$805,437		$783,009	$475,711	$216,784	$149,511	$106,634

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
Class R5 (y)			2013	2012	2011 (i)

Net asset value, beginning of period	$66.83		$50.36	$44.07	$40.29
Income (loss) from investment operations
Net investment income (d)	$0.06	(l)	$0.21	$0.13	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	3.61		16.26	6.16	3.76
Total from investment operations	$3.67		$16.47	$6.29	$3.78
Less distributions declared to shareholders
From net investment income	$(0.11)		$—	$—	$0.00
From net realized gain on investments	(1.15)		—	—	—
Total distributions declared to shareholders	$(1.26)		$—	$—	$—
Net asset value, end of period (x)	$69.24		$66.83	$50.36	$44.07
Total return (%) (r)(s)(x)	5.58	(n)	32.70	14.27	9.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.71	0.81	0.97	(a)
Expenses after expense reductions (f)	0.66	(a)	0.71	0.81	0.91	(a)
Net investment income	0.17	(a)(l)	0.37	0.27	0.15	(a)
Portfolio turnover	14	(n)	32	50	80	(n)
Net assets at end of period (000 omitted)	$1,923,519		$1,634,569	$1,061,058	$916

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, August 26, 2011, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 or ratio was less than 0.01%, as applicable.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Growth Fund (the fund) is a diversified series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$10,305,172,817	$—	$—	$10,305,172,817
Mutual Funds	344,165,499	—	—	344,165,499
Total Investments	$10,649,338,316	$—	$—	$10,649,338,316
When-Issued Equity Sale	$(2,532,281)	$—	$—	$(2,532,281)

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $16,790,670 and a related liability of $17,481,100 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The liability for collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Notes to Financial Statements (unaudited) – continued

Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended November 30, 2013.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$7,470,250,389
Gross appreciation	3,211,801,321
Gross depreciation	(32,713,394)
Net unrealized appreciation (depreciation)	$3,179,087,927

As of 11/30/13
Undistributed ordinary income	5,617,193
Undistributed long-term capital gain	167,286,282
Capital loss carryforwards	(146,755,479)
Other temporary differences	(67,169)
Net unrealized appreciation (depreciation)	2,864,437,603

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/17	$(146,755,479)

The availability of $146,755,479 of the capital loss carryforwards, which were acquired on August 26, 2011 in connection with the MFS Core Growth Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 5/31/14	Year ended 11/30/13	Six months ended 5/31/14	Year ended 11/30/13
Class A	$14	$—	$67,760,870	$—
Class B	—	—	3,089,209	—
Class C	—	—	7,521,865	—
Class I	2,151,678	—	37,349,682	—
Class R1	—	—	283,225	—
Class R2	—	—	2,999,011	—
Class R3	—	—	6,318,516	—
Class R4	794,113	—	13,771,066	—
Class R5	2,664,216	—	28,598,405	—
Total	$5,610,021	$—	$167,691,849	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $5 billion to $10 billion; and 0.50% of average daily net assets in excess of $10 billion. This written agreement will continue until July 31, 2014. For the six months ended May 31, 2014, this management fee reduction amounted to $1,297,927, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended May 31, 2014, this management fee reduction amounted to $165,725, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2014 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

Effective August 1, 2014, the investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $5 billion to $10 billion; 0.50% of average daily net assets in excess of $10 billion to $20 billion; and 0.45% of average daily net assets in excess of $20 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2016.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $625,055 for the six months ended May 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$4,876,010
Class B	0.75%	0.25%	1.00%	1.00%	739,195
Class C	0.75%	0.25%	1.00%	1.00%	1,913,253
Class R1	0.75%	0.25%	1.00%	1.00%	70,603
Class R2	0.25%	0.25%	0.50%	0.50%	402,502
Class R3	—	0.25%	0.25%	0.25%	467,810
Total Distribution and Service Fees					$8,469,373

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2014, this rebate amounted to $110,334, $2,530, and $1,492, for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2014, were as follows:

Amount
Class A	$5,661
Class B	64,004
Class C	20,969

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing

Notes to Financial Statements (unaudited) – continued

agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2014, the fee was $1,131,715, which equated to 0.0227% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended May 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,628,450.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the period December 1, 2013 through December 31, 2013, these costs for the fund amounted to $504,264 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective January 1, 2014, the fund no longer pays any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2014 was equivalent to an annual effective rate of 0.0047% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of

Notes to Financial Statements (unaudited) – continued

$2,136 and the Retirement Deferral plan resulted in an expense of $3,126. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $20,754 at May 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $30,696 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $8,996, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $2,043,620,868 and $1,320,642,799, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/14		Year ended 11/30/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,860,887	$445,640,201	12,855,108	$714,687,450
Class B	156,929	8,748,702	361,611	17,223,308
Class C	1,351,011	74,957,481	2,048,769	97,449,719
Class I	11,613,334	789,659,235	19,649,763	1,119,141,764
Class R1	23,294	1,299,409	65,889	3,181,205
Class R2	295,059	18,403,516	555,088	29,246,580
Class R3	1,791,745	114,177,055	2,699,218	148,548,944
Class R4	4,437,265	296,751,527	5,196,839	302,534,635
Class R5	3,838,091	260,565,602	4,709,632	267,214,893
	30,367,615	$2,010,202,728	48,141,917	$2,699,228,498

Shares issued to shareholders in reinvestment of distributions
Class A	971,372	$61,420,321	—	$—
Class B	54,073	2,933,235	—	—
Class C	102,249	5,516,393	—	—
Class I	548,839	36,260,599	—	—
Class R1	5,235	283,218	—	—
Class R2	46,726	2,842,397	—	—
Class R3	100,255	6,318,516	—	—
Class R4	211,839	13,643,712	—	—
Class R5	473,585	31,248,139	—	—
	2,514,173	$160,466,530	—	$—

Shares reacquired
Class A	(4,868,799)	$(315,901,152)	(8,883,801)	$(487,049,110)
Class B	(395,282)	(22,093,081)	(862,408)	(40,656,869)
Class C	(452,862)	(25,026,313)	(765,039)	(36,200,324)
Class I	(4,570,863)	(312,446,807)	(5,739,572)	(333,975,581)
Class R1	(11,775)	(652,445)	(111,282)	(5,201,618)
Class R2	(407,626)	(25,364,873)	(602,116)	(31,422,729)
Class R3	(869,940)	(56,442,375)	(1,114,659)	(60,997,453)
Class R4	(4,732,936)	(314,704,044)	(2,863,536)	(159,984,454)
Class R5	(989,731)	(67,324,233)	(1,320,761)	(76,849,991)
	(17,299,814)	$(1,139,955,323)	(22,263,174)	$(1,232,338,129)

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/14		Year ended 11/30/13
	Shares	Amount	Shares	Amount
Net change
Class A	2,963,460	$191,159,370	3,971,307	$227,638,340
Class B	(184,280)	(10,411,144)	(500,797)	(23,433,561)
Class C	1,000,398	55,447,561	1,283,730	61,249,395
Class I	7,591,310	513,473,027	13,910,191	785,166,183
Class R1	16,754	930,182	(45,393)	(2,020,413)
Class R2	(65,841)	(4,118,960)	(47,028)	(2,176,149)
Class R3	1,022,060	64,053,196	1,584,559	87,551,491
Class R4	(83,832)	(4,308,805)	2,333,303	142,550,181
Class R5	3,321,945	224,489,508	3,388,871	190,364,902
	15,581,974	$1,030,713,935	25,878,743	$1,466,890,369

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 5%, 5%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2014, the fund’s commitment fee and interest expense were $18,672 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	230,807,699	884,632,611	(788,755,911)	326,684,399

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$131,228	$326,684,399

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments for the series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2014

*	Print name and title of each signing officer under his or her signature.